Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,192,556	¥ 5,207,911
Maximum Potential Payout /Notional	[1],[2]	335,257,050	322,635,226
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		74,966,306
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		88,589,281
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		49,474,447
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		122,227,016
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum Potential Payout /Notional	[3]	592,318	¥ 206,072
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		574,803
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		14,028
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		283
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		¥ 3,204

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	As of March 31, 2021 and September 30, 2021, primarily related to a certain sponsored repo program where Nomura guarantees to a 3rd party clearing house the payment of its clients’ obligations. Our exposure under this guarantee is minimized through effectively obtaining collaterals whose amount is approximately equal to the maximum potential payout of the guarantee.